Common shares - Summary of restricted stock awards (Details) - Restricted Stock	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares outstanding and non-vested, beginning balance (in shares) | shares	2,997,992
Number of shares granted (in shares) | shares	1,047,997
Number of shares vested (in shares) | shares	(484,380)
Number of shares forfeited (in shares) | shares	(2,500)
Number of shares outstanding and non-vested, ending balance (in shares) | shares	3,559,109	3,720,577
Weighted average grand date fair value, outstanding, beginning balance (in dollars per share) | $ / shares	$ 23.27
Weighted average grant date fair value, granted (in dollars per share) | $ / shares	21.39
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	25.96
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	16.66
Weighted average grand date fair value, outstanding, ending balance (in dollars per share) | $ / shares	$ 22.35